Jul. 01, 2021
Pacer Swan SOS Conservative (July) ETF
Pacer Swan SOS Conservative (July) ETF
Pacer Swan SOS Conservative (July) ETF (PSCJ) (the “Fund”) Supplement dated July 1, 2021 to the Prospectus dated December 23, 2020, as previously supplemented
Effective immediately, the Fund’s “Investment Objective” in the Summary Section of the Prospectus is deleted and replaced with the following:
The Pacer Swan SOS Conservative (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.15% (before fees and expenses of the Fund) and 6.40% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2021 to June 30, 2022.
Effective immediately, the following table replaces the table located in “Principal Investment Strategies of the Fund” in the Fund’s Summary Section of the Prospectus:

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
July 1, 2021	June 30, 2022	5% to 30%	7.15%	6.40%

Please retain this Supplement with your Prospectus for future reference.
Pacer Swan SOS Moderate (July) ETF
Pacer Swan SOS Moderate (July) ETF
Pacer Swan SOS Moderate (July) ETF (PSMJ) (the “Fund”) Supplement dated July 1, 2021 to the Prospectus dated December 23, 2020, as previously supplemented
Effective immediately, the Fund’s “Investment Objective” in the Summary Section of the Prospectus is deleted and replaced with the following:
The Pacer Swan SOS Moderate (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 7.95% (before fees and expenses of the Fund) and 7.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2021 to June 30, 2022.
Effective immediately, the following table replaces the table located in “Principal Investment Strategies of the Fund” in the Fund’s Summary Section of the Prospectus:

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
July 1, 2021	June 30, 2022	15%	7.95%	7.20%

Please retain this Supplement with your Prospectus for future reference.
Pacer Swan SOS Flex (July) ETF
Pacer Swan SOS Flex (July) ETF
Pacer Swan SOS Flex (July) ETF (PSFJ) (the “Fund”) Supplement dated July 1, 2021 to the Prospectus dated December 23, 2020, as previously supplemented
Effective immediately, the Fund’s “Investment Objective” in the Summary Section of the Prospectus is deleted and replaced with the following:
The Pacer Swan SOS Flex (July) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.30% (before fees and expenses of the Fund) and 10.55% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2021 to June 30, 2022.
Effective immediately, the following table replaces the table located in “Principal Investment Strategies of the Fund” in the Fund’s Summary Section of the Prospectus:

Investment Period Start	Investment Period End	Full Buffer	Fading Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
July 1, 2021	June 30, 2022	20%	20% to 40%	11.30%	10.55%

Please retain this Supplement with your Prospectus for future reference.